Calvert
Flexible Bond Fund
March 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 25.3%

Security	Principal Amount (000's omitted)	Value
Automobile — 0.7%
Tesla Auto Lease Trust:
Series 2019-A, Class B, 2.41%, 12/20/22(1)	$ 835	$ 809,391
Series 2019-A, Class E, 5.48%, 5/22/23(1)	605	605,012
		$ 1,414,403
Clean Energy — 1.7%
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	$ 2,577	$ 1,833,400
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(1)	710	611,648
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	11	10,742
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	536	511,660
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	603	567,172
Series 2014-2, Class B, 5.44%, 7/20/44(1)	256	236,732
		$3,771,354
Consumer Loan — 12.0%
Avant Loans Funding Trust:
Series 2017-B, Class C, 4.99%, 11/15/23(1)	$ 467	$466,513
Series 2018-A, Class C, 4.79%, 5/15/24(1)	2,540	2,289,556
Series 2019-A, Class A, 3.48%, 7/15/22(1)	90	87,384
Series 2019-B, Class A, 2.72%, 10/15/26(1)	1,759	1,714,035
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	29	28,056
Series 2018-A, Class B, 4.65%, 1/15/23(1)	157	150,324
Series 2019-A, Class A, 3.40%, 10/16/23(1)	87	84,773
Series 2019-A, Class B, 4.36%, 10/16/23(1)	2,602	2,468,330
Series 2019-B, Class B, 3.62%, 6/17/24(1)	1,685	1,397,285
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP2, Class C, 4.87%, 1/16/24(1)	184	183,284
Series 2017-P2, Class B, 3.56%, 1/15/24(1)	1,377	1,340,802
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	176	170,509
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	632	596,794
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	787	755,905
Marlette Funding Trust, Series 2018-3A, Class C, 4.63%, 9/15/28(1)	1,085	910,878
OneMain Financial Issuance Trust, Series 2016-1A, Class B, 4.57%, 2/20/29(1)	2,600	2,564,739
Oportun Funding VIII, LLC:
Series 2018-A, Class A, 3.61%, 3/8/24(1)	500	473,636
Security	Principal Amount (000's omitted)	Value
Consumer Loan (continued)
Oportun Funding VIII, LLC: (continued)
Series 2018-A, Class B, 4.45%, 3/8/24(1)	$ 1,540	$ 1,462,640
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	698	679,432
Series 2017-2A, Class C, 5.37%, 9/15/23(1)	834	828,882
Series 2018-1A, Class C, 4.87%, 6/17/24(1)	750	728,639
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	4,640	4,508,578
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	1,306	1,230,755
Springleaf Funding Trust:
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	82	80,862
Series 2016-AA, Class B, 3.80%, 11/15/29(1)	740	717,226
		$25,919,817
Other — 3.0%
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	$ 490	$428,117
Horizon Aircraft Finance II, Ltd.:
Series 2019-1, Class B, 4.703%, 7/15/39(1)	626	399,364
Series 2019-1, Class C, 6.90%, 7/15/39(1)	636	380,657
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B, 4.458%, 11/15/39(1)	270	165,886
InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46(1)	200	170,476
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	250	162,353
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,646	2,658,228
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	190,176
Sunnova Helios II Issuer, LLC., Series 2018-1A, Class B, 7.71%, 7/20/48(1)	666	369,307
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	227,264
Vantage Data Centers Issuer, LLC, Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,004	971,670
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	270	174,231
Series 2020-A, Class C, 6.657%, 3/15/45(1)	250	198,450
		$6,496,179
Single-Family Rental — 0.4%
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	$ 860	$852,145
		$852,145

Calvert
Flexible Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Small Business Loan — 0.8%
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	$ 695	$ 682,001
Series 2020-A, Class A, 2.62%, 12/15/26(1)	999	975,285
		$ 1,657,286
Student Loan — 0.0%(2)
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	$ 9	$ 8,823
		$ 8,823
Timeshare — 0.1%
Sierra Timeshare Receivables Funding, LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(1)	$ 106	$105,411
		$105,411
Whole Business — 6.6%
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$ 630	$635,087
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,160	2,997,015
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	976	986,048
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	868	876,370
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	391	383,009
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	863	807,136
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,532	1,461,734
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	78	64,822
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	483	463,846
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	514	475,164
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	739	705,233
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	699	629,666
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	539	427,526
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,958	1,846,171
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,616	1,572,263
		$14,331,090
Total Asset-Backed Securities (identified cost $59,168,939)		$54,556,508

Collateralized Mortgage-Backed Obligations — 12.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.197%, (1 mo. USD LIBOR + 3.25%), 5/25/25(3)	$ 1,000	$ 896,007
Series 2015-HQA2, Class M2, 3.747%, (1 mo. USD LIBOR + 2.80%), 5/25/28(3)	152	151,490
Series 2017-DNA3, Class M2, 3.447%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	1,898	1,680,528
Series 2018-DNA1, Class M1, 1.397%, (1 mo. USD LIBOR + 0.45%), 7/25/30(3)	158	157,817
Series 2018-DNA1, Class M2, 2.747%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	2,510	2,124,960
Series 2018-DNA1, Class M2AT, 1.997%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	1,135	1,042,686
Series 2018-HQA1, Class M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 9/25/30(3)	1,514	1,299,498
Series 2019-DNA2, Class M2, 3.397%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(3)	939	800,519
Series 2019-DNA3, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	4,383	3,719,383
Series 2019-DNA4, Class M2, 2.897%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	965	780,370
Series 2019-HQA2, Class M2, 2.997%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	805	676,313
Series 2019-HQA3, Class M1, 1.697%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(3)	810	807,694
Series 2019-HQA3, Class M2, 2.797%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(3)	185	151,638
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 3.947%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	1,818	1,661,830
Series 2014-C04, Class 1M2, 5.847%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	1,291	1,232,188
Series 2017-C05, Class 1M2, 3.147%, (1 mo. USD LIBOR + 2.20%), 1/25/30(3)	2,243	1,997,382
Series 2018-C06, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 3/25/31(3)	491	437,528
Series 2018-R07, Class 1M2, 3.347%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	1,145	1,015,230
Series 2019-R01, Class 2M2, 3.397%, (1 mo. USD LIBOR + 2.45%), 7/25/31(1)(3)	1,960	1,637,195
Series 2019-R02, Class 1M2, 3.247%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	2,688	2,331,402
Series 2019-R03, Class 1M2, 3.097%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(3)	664	572,958
Series 2019-R05, Class 1M2, 2.947%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	962	831,122
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	690	608,972

Calvert
Flexible Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Toorak Mortgage Corp., Ltd.: (continued)
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	$ 640	$ 639,309
Total Collateralized Mortgage-Backed Obligations (identified cost $30,964,969)		$ 27,254,019

Commercial Mortgage-Backed Securities — 9.0%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)	$ 3,865	$ 3,166,858
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(5)	1,555	1,104,924
Citigroup Commercial Mortgage Trust:
Series 2017-MDRB, Class A, 1.805%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(3)	1,263	1,203,938
Series 2017-MDRC, Class C, 2.005%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(3)	600	571,898
Series 2017-MDRC, Class D, 2.955%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(3)	2,175	2,110,253
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 4.197%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	140	99,595
Series 2020-01, Class M10, 4.362%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	440	348,848
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	1,000	962,898
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	534,854
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.805%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)	3,225	2,850,959
Series 2019-BPR, Class C, 3.755%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)	960	840,847
Motel 6 Trust:
Series 2017-MTL6, Class B, 1.895%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(3)	1,184	1,053,763
Series 2017-MTL6, Class C, 2.105%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	967	841,356
Series 2017-MTL6, Class D, 2.855%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	325	289,384
Series 2017-MTL6, Class E, 3.955%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(3)	365	297,251
RETL Trust, Series 2019-RVP, Class B, 2.255%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	3,370	3,007,394
Total Commercial Mortgage-Backed Securities (identified cost $21,559,498)		$19,285,020

Corporate Bonds — 29.4%

Security	Principal Amount (000's omitted)	Value
Communications — 2.4%
AT&T, Inc., 2.781%, (3 mo. USD LIBOR + 0.95%), 7/15/21(3)	USD 226	$ 222,139
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	USD 1,230	1,287,730
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	USD 963	888,560
CommScope, Inc., 8.25%, 3/1/27(1)	USD 520	504,114
Discovery Communications, LLC, 5.20%, 9/20/47	USD 1,006	1,032,708
Sprint Corp., 7.25%, 9/15/21	USD 980	1,015,437
Verizon Communications, Inc., 1.741%, (3 mo. USD LIBOR + 1.00%), 3/16/22(3)	USD 279	265,628
		$ 5,216,316
Consumer, Cyclical — 7.4%
American Airlines Pass-Through Trust:
5.25%, 1/15/24	USD 113	$113,554
5.60%, 7/15/20(1)	USD 3,387	3,395,913
5.625%, 1/15/21(1)	USD 1,075	1,068,873
Azul Investments, LLP, 5.875%, 10/26/24(1)(6)	USD 965	539,199
Ford Motor Credit Co., LLC:
1.574%, (3 mo. USD LIBOR + 0.79%), 6/12/20(3)	USD 1,675	1,625,366
2.728%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	USD 466	428,603
2.843%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	USD 3,225	2,644,500
3.087%, 1/9/23	USD 481	435,305
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	USD 2,300	1,543,930
MDC Holdings, Inc., 6.00%, 1/15/43	USD 1,375	1,307,384
Nordstrom, Inc.:
4.375%, 4/1/30	USD 905	728,503
5.00%, 1/15/44	USD 1,130	794,578
TJX Cos., Inc. (The):
3.50%, 4/15/25(7)	USD 768	786,409
3.875%, 4/15/30(7)	USD 604	626,260
		$16,038,377
Consumer, Non-cyclical — 3.0%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	USD 514	$439,024
Becton Dickinson and Co., 2.25%, (3 mo. USD LIBOR + 0.875%), 12/29/20(3)	USD 2,150	2,077,785
Centene Corp.:
3.375%, 2/15/30(1)	USD 1,320	1,232,550

Calvert
Flexible Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Centene Corp.: (continued)
4.25%, 12/15/27(1)	USD 367	$ 369,734
4.625%, 12/15/29(1)	USD 418	422,410
Conagra Brands, Inc.:
2.378%, (3 mo. USD LIBOR + 0.50%), 10/9/20(3)	USD 780	769,758
2.552%, (3 mo. USD LIBOR + 0.75%), 10/22/20(3)	USD 146	144,468
CVS Health Corp., 3.75%, 4/1/30	USD 622	644,889
Sysco Corp., 5.65%, 4/1/25(7)	USD 237	247,036
		$6,347,654
Energy — 1.5%
National Oilwell Varco, Inc., 3.60%, 12/1/29	USD 1,949	$1,464,935
Oceaneering International, Inc., 4.65%, 11/15/24	USD 852	347,190
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	USD 1,000	975,550
5.00%, 1/31/28(1)	USD 481	506,661
		$3,294,336
Financial — 9.3%
Aflac, Inc., 3.60%, 4/1/30(7)	USD 655	$664,418
AG Issuer, LLC, 6.25%, 3/1/28(1)	USD 1,630	1,381,425
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	USD 1,229	943,258
Ameriprise Financial, Inc., 3.00%, 4/2/25(7)	USD 530	527,758
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	USD 959	910,668
Banco BTG Pactual SA, 4.50%, 1/10/25(1)	USD 1,000	880,000
Banco Santander SA, 2.773%, (3 mo. USD LIBOR + 1.09%), 2/23/23(3)	USD 1,165	1,104,115
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(8)	USD 965	806,330
Capital One Financial Corp., 2.49%, (3 mo. USD LIBOR + 0.72%), 1/30/23(3)	USD 2,550	2,384,351
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	USD 1,230	1,253,401
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.25%, 7/15/24(1)	USD 1,047	1,011,669
Iron Mountain, Inc., 4.375%, 6/1/21(1)	USD 177	176,425
Morgan Stanley:
0.71%, (SOFR + 0.70%), 1/20/23(3)	USD 1,136	1,060,769
0.84%, (SOFR + 0.83%), 6/10/22(3)	USD 3,292	3,143,146
Newmark Group, Inc., 6.125%, 11/15/23	USD 545	555,304
Radian Group, Inc., 4.875%, 3/15/27	USD 1,300	1,291,605
Raymond James Financial, Inc., 4.65%, 4/1/30	USD 373	390,871
Security	Principal Amount (000's omitted)	Value
Financial (continued)
State Street Corp., 3.152% to 3/30/30, 3/30/31(1)(8)	USD 391	$ 402,008
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(8)	USD 856	844,239
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)	USD 313	293,461
		$ 20,025,221
Government - Multinational — 1.1%
International Bank for Reconstruction & Development, 7.45%, 8/20/21	IDR13,000,000	$ 805,227
International Finance Corp., 7.50%, 5/9/22	BRL 8,105	1,646,448
		$ 2,451,675
Industrial — 2.7%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	USD 648	$605,880
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR 775	598,337
Jabil, Inc., 3.60%, 1/15/30	USD 602	538,670
JSL Europe SA, 7.75%, 7/26/24(1)	USD 1,095	796,662
nVent Finance S.a.r.l., 4.55%, 4/15/28	USD 925	1,034,074
Owens Corning, 4.30%, 7/15/47	USD 1,276	1,096,183
Valmont Industries, Inc., 5.00%, 10/1/44	USD 685	655,166
Westinghouse Air Brake Technologies Corp., 2.041%, (3 mo. USD LIBOR + 1.30%), 9/15/21(3)	USD 508	493,234
		$5,818,206
Technology — 1.7%
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	USD 1,176	$1,176,000
DXC Technology Co., 4.75%, 4/15/27	USD 178	179,074
EMC Corp., 2.65%, 6/1/20	USD 32	31,938
Hewlett Packard Enterprise Co., 2.62%, (3 mo. USD LIBOR + 0.72%), 10/5/21(3)	USD 325	306,120
Seagate HDD Cayman, 5.75%, 12/1/34	USD 1,170	1,087,443
Western Digital Corp., 4.75%, 2/15/26	USD 798	814,159
		$3,594,734
Utilities — 0.3%
Engie Energia Chile SA, 3.40%, 1/28/30(1)	USD 790	$679,005
		$679,005
Total Corporate Bonds (identified cost $69,655,681)		$63,465,524

Calvert
Flexible Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Floating Rate Loans(9) — 3.3%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$ 346	$ 311,062
		$ 311,062
Cable and Satellite Television — 0.1%
Ziggo Financing Partnership, Term Loan, 3.205%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$ 275	$ 256,781
		$ 256,781
Cosmetics/Toiletries — 0.0%(2)
Prestige Brands, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$ 97	$ 90,957
		$ 90,957
Drugs — 0.2%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$ 509	$491,055
		$491,055
Electronics/Electrical — 1.3%
Epicor Software Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/1/22	$ 766	$710,446
Go Daddy Operating Company, LLC, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 2/15/24	97	92,646
Hyland Software, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 7/1/24	721	673,850
Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/1/22	514	498,109
MA FinanceCo., LLC, Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	62	56,446
Seattle Spinco, Inc., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/21/24	418	381,198
SolarWinds Holdings, Inc., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 2/5/24	158	147,395
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 4/16/25	127	121,021
SS&C Technologies, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 4/16/25	182	172,930
		$2,854,041
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.523%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$ 175	$158,128
		$158,128
Security	Principal Amount (000's omitted)	Value
Health Care — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$ 461	$ 425,352
		$ 425,352
Industrial Equipment — 0.0%(2)
Rexnord, LLC, Term Loan, 2.679%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$ 86	$ 79,707
		$ 79,707
Insurance — 0.4%
Asurion, LLC, Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$ 938	$ 905,607
		$ 905,607
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$ 138	$116,818
		$116,818
Lodging and Casinos — 0.0%(2)
ESH Hospitality, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$ 80	$70,103
		$70,103
Super Retail — 0.2%
PetSmart, Inc., Term Loan, 3/11/22(10)	$ 333	$320,447
		$320,447
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 3.239%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$ 474	$440,350
Level 3 Financing, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	142	133,885
Sprint Communications, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/2/24	520	518,655
		$1,092,890
Total Floating Rate Loans (identified cost $7,604,339)		$7,172,948

Calvert
Flexible Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Mutual Funds — 1.9%

Security	Shares	Value
Fixed-Income Mutual Funds — 1.9%
Calvert Floating-Rate Advantage Fund, Class R6(11)	470,125	$ 3,981,956
Total Mutual Funds (identified cost $4,164,273)		$ 3,981,956

Preferred Stocks — 1.1%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	93,808	$ 909,938
		$ 909,938
Real Estate Management & Development — 0.7%
Brookfield Property Partners, L.P., Series A, 5.75%	110,000	$ 1,540,000
		$ 1,540,000
Total Preferred Stocks (identified cost $4,649,338)		$ 2,449,938

U.S. Government Agency Mortgage-Backed Securities — 2.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 30-Year, 2.50%, TBA(12)	$ 4,225	$ 4,380,263
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $4,338,547)		$ 4,380,263

U.S. Treasury Obligations — 7.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(13)	$ 3,531	$ 3,557,923
0.75%, 7/15/28(13)	6,984	7,479,578
U.S. Treasury Note, 1.375%, 5/31/20	4,735	4,745,048
Total U.S. Treasury Obligations (identified cost $15,370,895)		$ 15,782,549

Short-Term Investments — 1.1%

Commercial Paper — 1.0%
Security	Principal Amount (000's omitted)	Value
Smithfield Foods, Inc., 2.147%, 6/3/20(1)(14)(15)	$ 2,200	$ 2,189,663
Total Commercial Paper (identified cost $2,191,915)		$ 2,189,663

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(16)	125,138	$ 125,138
Total Securities Lending Collateral (identified cost $125,138)		$ 125,138
Total Short-Term Investments (identified cost $2,317,053)		$ 2,314,801
Total Investments — 93.0% (identified cost $219,793,532)		$200,643,526
Other Assets, Less Liabilities — 7.0%		$ 15,092,923
Net Assets — 100.0%		$215,736,449

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $111,313,551, which represents 51.6% of the net assets of the Fund as of March 31, 2020.
(2)	Amount is less than 0.05%.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2020.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on March 31, 2020.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2020.
(6)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $119,015 and the total market value of the collateral received by the Fund was $125,138, comprised of cash.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

Calvert
Flexible Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

(9)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(10)	This Senior Loan will settle after March 31, 2020 at which time the interest rate will be determined.
(11)	Affiliated fund.
(12)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.
(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(14)	Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2020, the aggregate value of these securities is $2,189,663 representing 1.0% of the Fund’s net assets.
(15)	Rate shown is the discount rate at date of purchase.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	876,483	EUR	800,963	State Street Bank and Trust Company	5/29/20	$ —	$(8,844)
						$ —	$(8,844)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(6)	Short	6/30/20	$(752,156)	$(22,838)
U.S. Ultra 10-Year Treasury Note	(45)	Short	6/19/20	(7,021,406)	(369,223)
U.S. Ultra-Long Treasury Bond	(9)	Short	6/19/20	(1,996,875)	(154,976)
					$(547,037)

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
IDR	– Indonesian Rupiah
USD	– United States Dollar

Calvert
Flexible Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended March 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2020, the value of the Fund’s investment in affiliated funds was $3,981,956, which represents 1.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:
Name of Affiliated Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares, end of period
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	$1,518,277	$2,659,899	$ —	$ —	$(196,220)	$3,981,956	$19,417	$ —	470,125
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$54,556,508	$—	$54,556,508
Collateralized Mortgage-Backed Obligations	—	27,254,019	—	27,254,019
Commercial Mortgage-Backed Securities	—	19,285,020	—	19,285,020
Corporate Bonds	—	63,465,524	—	63,465,524
Floating Rate Loans	—	7,172,948	—	7,172,948
Mutual Funds	3,981,956	—	—	3,981,956
Preferred Stocks	2,449,938	—	—	2,449,938
U.S. Government Agency Mortgage-Backed Securities	—	4,380,263	—	4,380,263
U.S. Treasury Obligations	—	15,782,549	—	15,782,549
Short-Term Investments —
Commercial Paper	—	2,189,663	—	2,189,663
Securities Lending Collateral	125,138	—	—	125,138
Total Investments	$6,557,032	$194,086,494	$ —	$200,643,526
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(8,844)	$ —	$(8,844)
Futures Contracts	(547,037)	—	—	(547,037)
Total	$(547,037)	$(8,844)	$ —	$(555,881)

Calvert
Flexible Bond Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.